CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Feb. 29, 2012
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Dividends to shareholders (in dollars per share)	$ 0.25